Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
PREFERRED SHARES [Abstract]
Movement for Pre-IPO Preferred Shares
	Pre-IPO Series A Preferred Shares		Pre-IPO Series B Preferred Shares
	Shares	Amount	Shares	Amount
Balance as of December 31, 2015	32,000,000	$20,000	65,431,579	$224,426
Adjustment of issuance cost of Pre-IPO Series B Preferred Shares	—	—	—	(22)
Balance as of December 31, 2016	32,000,000	20,000	65,431,579	224,404
Redesignation of 32,000,000 Pre-IPO Series A Preferred Shares into Class A Ordinary Shares	(32,000,000)	(20,000)	—	—
Redesignation of 65,431,579 Pre-IPO Series B Preferred Shares into Class B Ordinary Shares	—	—	(65,431,579)	(224,404)
Balance as of December 31, 2017	—	$—	—	$—